SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On October 3, 2025, the Board of Directors of the Company approved the 1-for-8 reverse stock split (“the reverse stock split”), the reverse stock split was further effective on November 14, 2025. The effect of the reverse stock split was to consolidate every 8 issued and unissued shares into 1 share.

No other matter or circumstance has arisen up through February 15, 2026 that these consolidated financial statements are available to be issued, unless as disclosed above, there are not any material subsequent events that require disclosure in these consolidated financial statements.